BUSINESS ACQUISITION (Narrative) (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 19, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 06, 2018 USD ($)	Oct. 27, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 03, 2017 USD ($)
Number of Businesses Acquired		14
Business Combination, Contingent Consideration, Liability		$ 66,794	$ 14,113	$ 66,794
Goodwill		101,937	84,434	101,937	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory							$ 8,786	$ 3,721	$ 2,791
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			29,604	2,601	$ 0
Equity Method Investments		$ 22,180	19,614	22,180
Shandong [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								$ 18,585
Chongqing [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net									$ 10,112
Equity Method Investment, Realized Gain (Loss) on Disposal			1,200
Equity Method Investments						$ 4,700
Wuhan [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 7,284
Trucker Path Inc. [Member]
Payments to Acquire Businesses, Gross	$ 11,500			7,616
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 2,903
Equity Method Investment, Ownership Percentage		100.00%		100.00%
Business Acquisition, Percentage of Voting Interests Acquired	29.00%	71.00%		71.00%
Sindeo Inc [Member]
Goodwill		$ 3,251		$ 3,251
Geographic Farming LLC [Member]
Payments to Acquire Businesses, Gross				4,326
Goodwill		$ 1,460		$ 1,460
Business Acquisition, Percentage of Voting Interests Acquired		100.00%		100.00%
Cash Injection Dealerships [Member]
Business Acquisition Consideration, Cash Injected		$ 17,580
Payments to Acquire Businesses, Gross		7,240
Used Car Dealers [Member]
Payments to Acquire Businesses, Gross			14,884
Business Combination, Consideration Transferred		45,920
Financing Receivable Forgiven			$ 21,201
New Entity [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Car Inventories Each Dealership [Member]
Business Combination, Consideration Transferred		30,622
Shandong, Chongqing and Wuhan [Member]
Financing Receivable Forgiven		$ 6,995		$ 14,206
Other Payments to Acquire Businesses				2,951
Other Acquisition [Member]
Payments to Acquire Businesses, Gross				$ 11,933
Shanxi [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ 29,604